Offerings - Offering: 1	Oct. 31, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, without par value per share
Amount Registered	450,000,000
Maximum Aggregate Offering Price	$ 450,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,895
Offering Note	The amount registered reflected in Table 1 above represents the maximum amount of additional Common Shares, without par value per share (the “
Common Shares
”), of Lincoln Electric Holdings, Inc. (the “
Registrant
”) issuable pursuant to The Lincoln Electric Company Employee Savings Plan (as amended or amended and restated to date, the “
Plan
”), being registered on the Registration Statement on Form
S-8
(the “
Registration Statement
”) to which this exhibit relates. Pursuant to Rule 416 of the Securities Act of 1933 (the “
Securities Act
”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the Plan. The proposed maximum aggregate offering price in Table 1 above is provided solely for the purposes of determ ining
the amount of the registration fee, pursuant to paragraph (o) of Rule 457 under the Securities Act.